Loans and Allowance for Credit Losses - Impaired Loans Average Recorded Investment and Interest Income (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	$ 7,338	$ 7,740	$ 6,767
Interest Income Recognized	369	340	186
Commercial [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	382	470	534
Interest Income Recognized	29	18	12
Commercial Real Estate [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	889	1,314	1,537
Interest Income Recognized	39	43	18
Residential Mortgages [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	2,749	2,717	2,557
Interest Income Recognized	134	130	100
Credit Card [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	366	510	485
Interest Income Recognized	16	28	15
Other Retail [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	424	301	164
Interest Income Recognized	24	19	5
Total Impaired Loans, Excluding GNMA and Covered Loans [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	4,810	5,312	5,277
Interest Income Recognized	242	238	150
Loans Purchased from GNMA Mortgage Pools [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	1,967	1,448	710
Interest Income Recognized	100	73	25
Covered Loans [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	561	980	780
Interest Income Recognized	$ 27	$ 29	$ 11